GENERAL (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2013
Entity-Wide Revenue, Major Customer, Percentage		15.00%	14.90%	17.80%
Acquisition Costs	$ 233		$ 233
Net Assets Acquired		$ 4,109	3,434
Present Value Of Acquisition Cost			221
Business Combination Fair Value Of Earn Out Consideration	432	2,109
Fair Value Estimate Not Practicable First Earn Out		$ 228	$ 443
Increase decrease in Entity Wide Revenue Major Customer Percentage		12.60%	10.50%
Business Acquisition Percentage Of Outstanding Shares Acquired		100.00%
Mailvision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage		29.60%	29.60%		29.20%
Business Combination Wavier Amount Recognized	1,472
Business Combination Fair Value Of Sale Options	376
Business Combination Revaluation Of Investments	$ 933
Gain Loss On Revaluation Of Equity Investments				$ 95
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage		10.00%